Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Retailing Portfolio
November 30, 2023
RET-NPRT3-0124
1.810717.119
Common Stocks - 98.3%
	Shares	Value ($)
Broadline Retail - 33.4%
Broadline Retail - 33.4%
Amazon.com, Inc. (a)	4,703,800	687,178,141
Dollarama, Inc.	648,400	47,090,770
eBay, Inc.	633,600	25,983,936
Etsy, Inc. (a)	578,060	43,822,729
MercadoLibre, Inc. (a)	55,100	89,287,346
Ollie's Bargain Outlet Holdings, Inc. (a)	458,207	33,572,827
		926,935,749
Consumer Staples Distribution & Retail - 20.8%
Consumer Staples Merchandise Retail - 19.1%
BJ's Wholesale Club Holdings, Inc. (a)(b)	1,576,600	101,816,828
Costco Wholesale Corp.	109,300	64,786,482
Dollar General Corp.	164,000	21,503,680
Dollar Tree, Inc. (a)	750,000	92,692,500
Target Corp.	391,400	52,373,234
Walmart, Inc.	1,270,200	197,757,438
		530,930,162
Food Retail - 1.7%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	703,300	40,116,010
Sprouts Farmers Market LLC (a)	180,000	7,754,400
		47,870,410
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL		578,800,572
Entertainment - 0.7%
Movies & Entertainment - 0.7%
Netflix, Inc. (a)	43,200	20,475,504
Hotels, Restaurants & Leisure - 1.5%
Hotels, Resorts & Cruise Lines - 1.5%
Hilton Worldwide Holdings, Inc.	243,800	40,841,376
Interactive Media & Services - 1.4%
Interactive Media & Services - 1.4%
Alphabet, Inc. Class A (a)	153,400	20,330,102
Pinterest, Inc. Class A (a)	507,100	17,276,897
		37,606,999
Personal Care Products - 0.8%
Personal Care Products - 0.8%
Estee Lauder Companies, Inc. Class A	185,100	23,635,419
Specialty Retail - 33.0%
Apparel Retail - 10.7%
American Eagle Outfitters, Inc. (b)	726,300	13,821,489
Aritzia, Inc. (a)	2,731,700	52,985,257
Ross Stores, Inc.	439,000	57,236,820
TJX Companies, Inc. (b)	1,972,632	173,808,606
		297,852,172
Automotive Retail - 5.4%
Murphy U.S.A., Inc.	78,406	28,974,937
O'Reilly Automotive, Inc. (a)	118,500	116,412,030
Valvoline, Inc. (b)	167,400	5,731,776
		151,118,743
Home Improvement Retail - 11.7%
Lowe's Companies, Inc.	663,700	131,963,471
The Home Depot, Inc.	612,600	192,043,974
		324,007,445
Homefurnishing Retail - 0.9%
RH (a)	71,800	19,383,846
Wayfair LLC Class A (a)	104,508	5,831,546
		25,215,392
Other Specialty Retail - 4.3%
Dick's Sporting Goods, Inc. (b)	596,600	77,617,660
Five Below, Inc. (a)	130,600	24,612,876
Ulta Beauty, Inc. (a)	38,100	16,230,219
		118,460,755
TOTAL SPECIALTY RETAIL		916,654,507
Textiles, Apparel & Luxury Goods - 6.7%
Apparel, Accessories & Luxury Goods - 2.6%
Canada Goose Holdings, Inc. (a)(b)	287,500	3,188,677
lululemon athletica, Inc. (a)	80,657	36,037,548
PVH Corp.	341,800	33,421,204
		72,647,429
Footwear - 4.1%
Deckers Outdoor Corp. (a)	80,300	53,316,791
NIKE, Inc. Class B	557,249	61,447,847
		114,764,638
TOTAL TEXTILES, APPAREL & LUXURY GOODS		187,412,067
TOTAL COMMON STOCKS (Cost $1,481,170,042)		2,732,362,193

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (c)	9,256,761	9,258,613
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	27,995,412	27,998,211
TOTAL MONEY MARKET FUNDS (Cost $37,256,824)		37,256,824

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $1,518,426,866)	2,769,619,017
NET OTHER ASSETS (LIABILITIES) - 0.3%	9,000,776
NET ASSETS - 100.0%	2,778,619,793

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	87,162,494	494,001,080	571,904,961	1,085,321	-	-	9,258,613	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	112,262,759	661,580,286	745,844,834	71,632	-	-	27,998,211	0.1%
Total	199,425,253	1,155,581,366	1,317,749,795	1,156,953	-	-	37,256,824

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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